Liquidity and Going Concern (Details) € in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Jul. 29, 2025 USD ($)	Jul. 29, 2025 EUR (€)
Debt Instrument [Line Items]
Operating income (loss)		$ (14,229)	$ (37,712)	$ (45,617)
Cash and cash equivalents from continuing operations, end of year (including restricted cash)		27,158	14,754	$ 12,222
Debt		2,924
Minimum cash requirement			$ 15
Maximum proceeds from issuance of prospectus equity	$ 100,000
Shelf prospectus, effective period	25 months
Discontinued Operations, Disposed of by Sale | Light-Duty
Debt Instrument [Line Items]
Consideration for sale of segment		$ 50,763			€ 43,424	$ 59,975	€ 51,424